Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,637,211)	$ (1,052,059)	$ (608,954)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	227,776	259,190	234,068
Provisions (reversal of provisions) for doubtful recoveries of prepayments to suppliers, receivable and other assets	188,264	(1,210)	174,315
Inventory write-down	70,707	180,900	305,175
Provision for (reversal of) loss on firm purchase commitments	(824)	10,675	27,637
Impairment loss on property, plant and equipment	756,239	109,027	0
Impairment loss on intangible assets	0	25,255	0
Loss on write-down of assets held for sale to fair value less cost to sell	0	74,178	0
Deferred income tax expense (benefit)	23,317	6,878	(31,576)
Equity in loss of associates and a jointly-controlled entity	8,057	2,295	787
Share-based compensation	7,470	8,904	9,927
Interest expenses on redeemable preferred shares	36,990	0	0
Amortization of debt issuance costs and debt discounts	2,750	3,180	5,470
(Gain) loss on disposal of subsidiaries and a jointly-controlled entity	3,566	(7,239)	0
Gain on trouble debt restructuring	(4,645)	(10,510)	0
Change of fair value of interest rate swap contracts	27	10,154	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	0	(4,831)
Others	3,992	(234)	22
Changes in operating assets and liabilities, net of the effect of acquisition and disposal:
Pledged bank deposits related to purchase of inventory and other operating activities	73,201	250,800	(251,939)
Trade accounts receivable and bills receivable	(54)	145,339	(253,821)
Inventories	75,810	179,311	(443,550)
Prepayments to suppliers	(18,898)	4,808	(39,628)
Other assets	(10,856)	84,714	(1,110)
Other financial assets	0	0	670
Trade accounts payable and bills payable	(150,932)	(322,806)	594,339
Advance payments from customers	(46,368)	(119,254)	(224)
Income tax payable	3,682	5,229	(60,730)
Accrued expenses and other payables	212,686	152,092	48,017
Amount due from related parties	(9,797)	26,549	6,777
Amount due to related parties	11,000	13,750	2,345
Other financial liabilities	0	0	(154)
Net cash provided by (used in) operating activities	(174,051)	39,916	(286,968)
Cash flows from investing activities:
Purchase of land use rights	0	(3,574)	(90,421)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(5,485)	(106,742)	(982,352)
Pledged bank deposit related to purchase of property, plant and equipment	(2,896)	0	(41,662)
Release of pledged bank deposit related to purchase of property, plant and equipment	0	30,805	236,580
Cash of disposed subsidiaries	(2,736)	(665)	0
Cash paid for investment in an associate	0	(1,766)	(476)
Cash received for disposal of a jointly-controlled entity	492	3,706	0
Cash received for disposal of property, plant and equipment	9,741	35,197	0
Proceeds from disposal of short-term investment	0	0	68,947
Cash paid for acquisition of subsidiary, less cash acquired	0	(14,563)	(6,660)
Net cash used in investing activities	(884)	(57,602)	(816,044)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	0	(49)	(56,168)
Pledged bank deposits released upon repayment of borrowings	120	110,530	92,889
Proceeds from new loans and borrowings	5,267,243	4,245,857	3,650,798
Repayment of loans and borrowings	(5,202,528)	(4,410,715)	(2,921,358)
Repayment of short-term PRC notes	0	(63,639)	0
Proceeds from issuance of ordinary shares	0	21,765	167,329
Proceeds from private placements of ordinary shares	50,260	0	25,790
Payment for repurchase of ordinary shares	0	0	(110,559)
Payment of expenses relating to issuance of ordinary shares and convertible senior notes, RMB-denominated US$-settled senior notes and PRC notes	0	0	(6,769)
Payment for partial settlement of convertible senior notes	(11,185)	0	(364,765)
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	0	258,657
Payment for repurchase of RMB-denominated US$-settled senior notes	0	0	(8,223)
Proceeds from issuance of short-term and long-term PRC notes	0	0	142,837
Proceeds from sale-leaseback transaction	0	6,284	95,526
Receipt of deposit for capital leases	0	7,159	7,935
Payment of deposit for capital leases	0	0	(14,061)
Repayment of capital lease obligations	(3,393)	(36,552)	(52,393)
Payment of dividend to redeemable non-controlling interests	0	(8,749)	0
Purchase of non-controlling interests	0	(477)	(9,906)
Capital contribution from non-controlling interests	0	0	940
Proceeds from issuance of preferred shares by a subsidiary	0	0	240,000
Net cash provided by (used in) financing activities	100,517	(128,586)	1,138,499
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,108	483	6,458
Net (decrease) increase in cash and cash equivalents	(68,310)	(145,789)	41,945
Cash and cash equivalents at beginning of year	98,283	244,072	202,127
Cash and cash equivalents at end of year	29,973	98,283	244,072
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	146,080	236,929	191,047
Income tax paid (refund)	516	(4,018)	95,152
Supplemental disclosures of non-cash investing and financing transaction:
Payable for purchase of property, plant and equipment	348,110	348,296	478,197
Payable for capital lease	0	6,284	82,204
Payable for purchase of non-controlling interests	0	477	0
Settlement of consideration for disposal of a jointly-controlled entity against prepayments received	$ 0	$ 39,453	$ 0